Balance Sheet	Dec. 31, 2020 USD ($)
Current assets:
Cash	$ 1,314,085
Prepaid expenses	183,496
Total current assets	1,497,581
Investments held in Trust Account	166,815,235
Total Assets	168,312,816
Current liabilities:
Accrued expenses	74,927
Accrued income taxes	6,864
Franchise tax payable	32,563
Total current liabilities	114,354
Deferred underwriting commissions	5,836,250
Total liabilities	5,950,604
Commitments and Contingencies
Common stock; 15,736,221 shares subject to possible redemption at $10.00 per share	157,362,210
Stockholders’ Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 30,000,000 shares authorized; 5,641,029 shares issued and outstanding (excluding 15,736,221 shares subject to possible redemption)	564
Additional paid-in capital	5,122,484
Accumulated deficit	(123,046)
Total stockholders’ equity	5,000,002
Total Liabilities and Stockholders’ Equity	$ 168,312,816